Mineral Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Mineral Property, Plant and Equipment

9	MINERAL PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment(v)	Mineral Property	Exploration and evaluation	Total
Cost
At December 31, 2022	$1,788.4	$3,070.0	$251.8	$5,110.2
Additions	51.5	284.2	32.2	367.9
Acquisition of Manitou (iii)	—	—	20.0	20.0
Transfers	4.0	(4.0)	—	—
Revisions to decommissioning liabilities	—	8.6	—	8.6
Disposals	(35.5)	(1.3)	(1.4)	(38.2)
At December 31, 2023	$1,808.4	$3,357.5	$302.6	$5,468.5
Acquisition of Argonaut (Note 6)	683.2	307.3	—	990.5
Additions	83.2	303.8	33.4	420.4
Acquisition of Orford (ii)	—	—	21.1	21.1
Transfer of Lynn Lake assets[1]	—	175.7	(175.7)	—
Transfers	39.1	(39.1)	—	—
Revisions to decommissioning liabilities	7.5	(4.9)	—	2.6
Disposals	(23.9)	—	—	(23.9)
At December 31, 2024	$2,597.5	$4,100.3	$181.4	$6,879.2

Accumulated amortization and impairment
At December 31, 2022	$807.9	$1,043.6	$84.9	$1,936.4
Amortization	106.6	101.0	—	207.6
Disposals	(34.3)	(1.3)	—	(35.6)
At December 31, 2023	$880.2	$1,143.3	$84.9	$2,108.4
Amortization	122.9	99.3	—	222.2
Reversal of impairment (i)	(21.8)	(34.3)	—	(56.1)
Disposals	(13.3)	—	—	(13.3)
At December 31, 2024	$968.0	$1,208.3	$84.9	$2,261.2

Net carrying value
At December 31, 2023	$928.2	$2,214.2	$217.7	$3,360.1
At December 31, 2024	$1,629.5	$2,892.0	$96.5	$4,618.0
1. Lynn Lake was determined to have achieved technical feasibility and commercial viability as of December 31, 2024, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
The net carrying values and capital additions by segment (Note 23) are as follows:

	December 31, 2024		December 31, 2023
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,563.3	$87.5	1,500.3	73.5
Island Gold	1,596.5	258.0	1,397.7	243.4
Magino	995.9	28.4	—	—
Mulatos	232.7	19.9	293.0	29.9
Corporate and other[2]	229.6	26.6	169.1	21.1
	$4,618.0	$420.4	$3,360.1	$367.9
1. Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
2 .Corporate and other consists of corporate balances and exploration and development projects.
(i) Reversal of impairment
As at September 30, 2024, the Company identified an indication of impairment reversal for the Young-Davidson CGU driven by an increase in long-term gold price assumptions and consistent with the assumptions utilized by the Company in its valuation of Argonaut, and performed an impairment assessment to determine the recoverable amount of the Young-Davidson CGU. The recoverable amount was determined to be greater than the carrying amount which resulted in a reversal of all previous impairments of $57.1 million excluding goodwill, which was recorded to mineral property, plant and equipment and an intangible asset.
The recoverable amounts of the Company’s CGUs are based primarily on the future after-tax cash flows expected to be derived from the Company’s mining properties and represent each CGU’s FVLCD, a Level 3 fair value measurement. The income valuation method represents the present value of future cash flows over the life of the asset using: (i) discrete financial forecasts, which rely on management’s estimates of reserve and resource quantities, costs to produce and develop reserves, revenues, and operating expenses; (ii) appropriate discount rates; and (iii) expected future capital requirements.
The Company's impairment assessment incorporated the following key assumptions:
Weighted average cost of capital
Projected cash flows were discounted using an after-tax discount rate of 5% which represented the Company’s weighted average cost of capital and which included estimates for risk-free interest rates, market value of the Company’s equity, market return on equity, share volatility and debt-to-equity financing ratio.
Gold price and CAD:USD foreign exchange assumptions
The gold price and foreign exchange assumptions used in the cash flow projections beyond three years are based on management's judgement, including consideration of historical volatility and consensus analyst pricing. These assumptions were as follows:

	2025 - 2027	Long-term
USD:CAD	1.35	1.33
Gold price ($)	2,120-2,300	1,950
(ii) Acquisition of Orford
On April 3, 2024, the Company acquired all the issued and outstanding common shares of Orford not previously owned by the Company, by way of a plan of arrangement (the "Orford Arrangement"). Upon closing, former Orford shareholders were issued 0.005588 Alamos common shares for each common share of Orford outstanding, excluding 61,660,902 Orford common shares, or 27.5% interest, held by the Company at April 3, 2024.
Upon closing of the transaction, the Company issued 908,689 shares as part of the consideration. Common shares issued were valued at the closing share price on April 3, 2024 of CAD $19.87. The total consideration for the acquisition was $20.7 million, including transaction costs of $1.0 million.
Management determined that the acquisition of Orford did not meet the definition of a business combination in accordance with IFRS 3 - Business Combinations. Accordingly, the Company has accounted for the transaction as an asset acquisition. The allocation of the purchase price to the net assets acquired are as follows:

Purchase price:
Fair value of total shares issued (Note 18)	$13.3
Fair value of 27.5% interest in Orford prior to acquisition	5.0
125,852 replacement warrants issued	0.8
93,958 replacement options issued	0.6
Transaction costs	1.0
Total consideration	$20.7

Net assets acquired
Cash and cash equivalents	$1.2
Mineral property, plant and equipment	21.1
Other assets	0.2
Accrued liabilities and other liabilities	(1.8)
$20.7
The Orford mineral property has been recognized as part of the Corporate and Other reportable operating segment (Note 23).
(iii) Acquisition of Manitou Gold Inc. ("Manitou")
On May 23, 2023, the Company acquired all the issued and outstanding common shares of Manitou not previously owned by the Company, by way of a plan of arrangement (the "Arrangement"). Under the terms of the Arrangement, Manitou shareholders received 0.0035251 of an Alamos share for each Manitou share held. Prior to the closing of the Arrangement, the Company owned 65,211,077 Manitou shares, which represented approximately 19% of Manitou's basic common shares outstanding. Total consideration for the acquisition was $16.7 million, including transaction costs of $0.2 million. The acquisition was accounted for as an asset acquisition, and the majority of the consideration paid was recognized as mineral property. The Manitou mineral property has been recognized as part of the Island Gold reportable operating segment (Note 23).
(iv) Royalties
The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company:

Location	Royalties payable
Mulatos	0.5% Extraordinary Mining Duty due to the Mexican government
Young-Davidson	1.5% net smelter royalty
Magino	3% net smelter royalty
Island Gold	2%-3% net smelter royalties, dependent on claim
(v) ROU assets
As part of the acquisition of Argonaut, the Company acquired ROU assets with a fair value of $47.2 million. Amortization during the year ended December 31, 2024 includes depreciation for ROU assets of $6.2 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $41.5 million as at December 31, 2024.
(vi) Capitalized interest
During the year-ended December 31, 2024, the Company capitalized interest of $11.3 million (December 31, 2023 - nil) related to qualifying capital expenditures at the Phase 3+ Expansion project and which had a weighted average borrowing rate of 7.04% during the year ended December 31, 2024.
(vii) Other
The carrying value of construction in progress at December 31, 2024 was $417.9 million (December 31, 2023 - $299.0 million). and primarily relates to the Phase 3+ Expansion at Island Gold.